Acquisitions and disposals (Details) - Shefa Investments S. A. [Member] $ in Millions	Jun. 30, 2026 ARS ($)
Statement [Line Items]
Consideration transferred for the additional interest	$ 1,334
Previously held interest (financial asset)	2,887
Total acquisition consideration	$ 4,221